Inventory (Tables)	6 Months Ended
Jun. 30, 2026
Inventory
Schedule of inventory

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Lubricating oil	4,165	4,288
Bunkers	423	—
Total inventory	4,588	4,288